Supplemental disclosures with respect to cash flows	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Supplemental disclosures with respect to cash flows

7.	Supplemental disclosures with respect to cash flows

Changes in non-cash working capital during the three months ended March 31, 2026 and March 31, 2025, comprise the following:

	March 31,	March 31,
	2026	2025
	$	$
Prepayments and receivables	85,912	65,385
Accounts payable and accrued liabilities	(1,544)	29,640
Accounts payable to related parties	–	(3,372)
Net change	84,368	91,653

During the three months ended March 31, 2026 and March 31, 2025, there were no non-cash financing activities or non-cash investing activities.

During the three months ended March 31, 2026 and March 31, 2025, no amounts were paid for interest or income taxes.